Investment Risks	Oct. 23, 2025
STKd 100% Bitcoin & 100% Gold ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Effective immediately, the following disclosure is added to the section of the Summary Prospectus and Prospectus titled “Principal Investment Risks – Derivatives Risks” and the section of the Prospectus titled “Principal Risks of Investing in the Fund – Derivatives Risks.”

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying security or instrument, including the anticipated volatility, which is affected by fiscal and monetary policies, changes in the actual or implied volatility of the underlying security or instrument, the time remaining until the expiration of the option contract and economic events. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying security or instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying security or instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying security or instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the underlying securities or instruments through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.